Stock-based Compensation - Class P Units Activity (Q2) (Details) - Class P Units - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Number of Units
Outstanding beginning balance (in shares)	14,804,507	15,125,429
Cancellations (in shares)	0	(75,922)
Exchanged for Class A common stock (in shares)	(125,000)	(245,000)
Outstanding ending balance (in shares)	14,679,507	14,804,507
Vested (in shares)	14,639,221	14,723,936